Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies
Schedule of changes in Class A common stock subject to possible redemption

	Shares	Amount
Class A common stock subject to possible redemption at January 1, 2022	34,500,000	$351,900,000
Plus:
Increase in redemption value of shares subject to possible redemption	—	1,433,558
Class A common stock subject to possible redemption at September 30, 2022	34,500,000	$353,333,558

Class A common stock subject to possible redemption at January 1, 2023	34,500,000	$355,643,935
Plus:
Increase in redemption value of shares subject to possible redemption	—	4,849,325
Less:
Decrease due to share redemption	(30,460,066)	(317,387,323)
Class A common stock subject to possible redemption at September 30, 2023	4,039,934	$43,105,937

At December 31, 2022 and 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Deferred underwriting costs, net of amounts attributable to warrant liability	(11,431,342)
Paid underwriting fees, net of amounts attributable to warrant liability	(6,532,196)
Proceeds allocated to Public Warrants	(18,390,225)
Other offering costs paid	(516,291)
Plus:
Remeasurement of shares subject to redemption	43,770,054
Class A common stock subject to possible redemption, December 31, 2021	351,900,000
Plus:
Increase in redemption value of shares subject to possible redemption	3,743,935
Class A common stock subject to possible redemption, December 31, 2022	$355,643,935

Schedule of reconciliation of net (loss) income per common share

	For the Three Months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(353,178)	$(754,011)	$2,560,687	$640,172

Denominator:
Weighted-average shares outstanding	4,039,934	8,625,000	34,500,000	8,625,000
Basic and diluted net (loss) income per share	$(0.09)	$(0.09)	$0.07	$0.07

	For the Nine months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$514,586	$248,293	$15,006,262	$3,751,565

Denominator:
Weighted-average shares outstanding	17,875,275	8,625,000	34,500,000	8,625,000
Basic and diluted net income per share	$0.03	$0.03	$0.43	$0.43

Net income per common share is as follows:

			Period from February 18, 2021
			(inception) through
	Year ended December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income (Basic net income per share)	$19,405,027	$4,851,257	$4,040,620	$5,128,985
Dilutive effect of contingently issued stock	$—	$—	$(47,817)	$47,817
Allocation of net income (Diluted net income per share)	$19,405,027	$4,851,257	$3,992,803	$5,176,802

Denominator
Basic weighted-average shares outstanding	34,500,000	8,625,000	5,876,972	7,459,967
Dilutive effect of contingently issued stock	—	—	—	159,723
Diluted weighted-average shares outstanding	34,500,000	8,625,000	5,876,972	7,619,690
Basic net income per share	$0.56	$0.56	$0.69	$0.69
Diluted net income per share	$0.56	$0.56	$0.68	$0.68